STATEMENTS OF STOCKHOLDERS DEFICIT AND PARENTS NET INVESTMENT - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Net Parent Investment	Accumulated Deficit
Balance, amount at Dec. 31, 2020	$ 50,347	$ 0	$ 0	$ 0	$ 50,347	$ 0
Net loss	(315,962)	0	0	0	(14,701)	(301,261)
Transfers from Parent	5,648	0	0	0	5,648	0
Issuance of note to former parent, Singlepoint Inc.	(41,294)	$ 0	0	0	(41,294)	0
Preferred stock distributed in connection with spinoff, April 7, 2021, shares		59,000,000
Preferred stock distributed in connection with spinoff, April 7, 2021, amount	0	$ 5,900	0	(5,900)	0	0
Preferred stock cancelled, shares		2,365,000
Preferred stock cancelled, amount	0	$ (237)	$ 0	237	0	0
Common stock distributed in connection with spinoff, April 7, 2021, shares			36,953,394
Common stock distributed in connection with spinoff, April 7, 2021, amount	0	0	$ 3,695	(3,695)	0	0
Common stock issued for cash, shares			150,000
Common stock issued for cash, amount	75,000	0	$ 15	74,985	0	0
Other	$ 8,747	$ 0	$ 0	8,747	0	0
Balance, shares at Dec. 31, 2021	36,953,394	56,635,000	37,103,394
Balance, amount at Dec. 31, 2021	$ (217,514)	$ 5,663	$ 3,710	74,374	0	(301,261)
Net loss	(540,037)					(540,037)
Common stock issued for cash, shares			325,000
Common stock issued for cash, amount	162,500	$ 0	$ 32	162,468	0	0
Balance, shares at Dec. 31, 2022		56,635,000	37,428,394
Balance, amount at Dec. 31, 2022	$ (595,051)	$ 5,663	$ 3,742	$ 236,842	$ 0	$ (841,298)